Schedule of subsidiaries (Details)	6 Months Ended
Jun. 30, 2023
Ohm Y Home BVI Limited [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Investment holding
Ohmy Home S [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Principally engaged in the provision of a one-stop-shop property platform for its customers
OhmyHome Renovation Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units
OhmyHome Insurance Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Dormant
Cora Pro Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments
Ganze Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent	100.00%
Noncontrolling interest description	Principally engaged in interior decoration projects of high-end residential and commercial units
OhMyHome Sdu Bhd OhMyHome M [Member]
Noncontrolling interest ownership percentage by parent	49.00%
Noncontrolling interest description	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia
OhMy Realtors Sdn Bhd [Member]
Noncontrolling interest ownership percentage by parent	49.00% [1]
Noncontrolling interest description	Principally engaged in the provision of brokerage service for its customers

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.